IMPAIRMENT OF ASSETS (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2019 BRL (R$) segment	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Impairment of assets
Total impairment of non-financial assets				R$ 1,114,807
Impairment of property, plant and equipment	R$ 265,369	R$ 0	R$ 0
Impairment of goodwill		R$ 0	R$ 0	R$ 849,438
Number of operating segments | segment		4
Period for projecting the cash flows for the goodwill impairment test		P5Y
Discount rate
Impairment of assets
Sensitivity analysis, percent of increase		0.50%	0.50%
Perpetuity growth rate
Impairment of assets
Sensitivity analysis, percent of decrease		0.50%	0.50%
North America
Impairment of assets
Impairment of property, plant and equipment	220,090
Impairment of goodwill	849,438
Perpetuity growth rate		3.00%	3.00%
Pre-tax discount rate		10.00%	11.00%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 2,690,000	R$ (2,157,000)
North America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		1,884,000	1,474,000
North America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ 2,098,000	R$ 1,672,000
South America
Impairment of assets
Perpetuity growth rate		3.00%	3.00%
Pre-tax discount rate		14.25%	13.00%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 521,000	R$ 730,000
South America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		414,000	593,000
South America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ 455,000	R$ 640,000
Brazil
Impairment of assets
Impairment of property, plant and equipment	R$ 45,279
Perpetuity growth rate		3.00%	3.00%
Pre-tax discount rate		11.25%	12.50%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 4,015,000	R$ 3,924,000
Brazil | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		2,810,000	3,048,000
Brazil | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ 3,115,000	R$ 3,318,000
Special Steel
Impairment of assets
Perpetuity growth rate		3.00%	3.00%
Pre-tax discount rate		10.50%	11.50%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 2,813,000	R$ 3,019,000
Special Steel | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		2,207,000	2,483,000
Special Steel | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ 2,369,000	R$ 2,645,000